UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 13, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 13, 2003.

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                               -------------------

Check here if Amendment [X]; Amendment Number:    1
                                                -----
         This Amendment (Check only one.): [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
Address:          Bank of America Corporate Center
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         -------------------------------------------------
Title:   Chief Financial Officer
         -------------------------------------------------
Phone:   (704) 376-0042
         -------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Joseph J. Schonberg       Charlotte, North Carolina        May 13, 2003
--------------------------- ------------------------------  -------------------
          [Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              3
                                            ------------------

Form 13F Information Table Value Total:         $ 99,218
                                            ------------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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                                                Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                             Investment
 Name of Issuer  Title of     CUSIP       Market            Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value   Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)


HOUSEHOLD
INTERNATIONAL IN  COMMON     441815107    36,781  1,322,566  SH          X                  N/A      1,322,566

PHARMACIA CORP    COMMON     71713U102    33,768    807,840  SH          X                  N/A        807,840

UNILAB CORP       COMMON     904763208    28,669  1,566,585  SH          X                  N/A      1,566,585







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